                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22145

                               Federal Life Trust
               (Exact name of registrant as specified in charter)

                            3750 West Deerfield Road
                           Riverwoods, Illinois 60015
               (Address of principal executive offices) (Zip code)

                                William S. Austin
                      President and Chief Operating Officer
                     Federal Life Insurance Company (Mutual)
                            3750 West Deerfield Road
                           Riverwoods, Illinois 60015
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 233-3750

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1. PROXY VOTING RECORD.

The registrant did not hold any portfolio securities considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote.

                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FEDERAL LIFE TRUST


By: /s/ William S. Austin
    ----------------------------------
    William S. Austin
    President and Trustee

Date: August 21, 2009